Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2016
Income Taxes [Abstract]
Deferred tax assets, unrecognized	$ 469,700	$ 28,000
Unrecognized deferred tax assets, deductible temporary differences	854,200
Unrecognized deferred tax assets, capital losses	237,900
Unrecognized deferred tax assets. non-capital losses	1,015,200
Accumulated non-capital losses			$ 591,000
Effect of U.S. tax change	$ 19,807